Related Party Transactions and Balances - Additional Information (Detail) shares in Millions		1 Months Ended			3 Months Ended		12 Months Ended
	Jul. 01, 2015 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2016 USD ($)	Mar. 31, 2015 vessel	Dec. 31, 2016 USD ($) vessel shares	Dec. 31, 2015 USD ($)	Jul. 01, 2016 USD ($)	Jun. 30, 2016
Financial Guarantee [Member]
Related Party Transaction [Line Items]
Undiscounted maximum exposure for guarantor obligations							$ 495,000,000
Subordinated Debt [Member]
Related Party Transaction [Line Items]
Interest rate, percentage							10.00%
Interest expense							$ 10,000,000
Subordinated Debt [Member] | Cash [Member]
Related Party Transaction [Line Items]
Interest rate, percentage							5.00%
Interest expense							$ 7,500,000
Subordinated Debt [Member] | Cash Equivalents [Member]
Related Party Transaction [Line Items]
Interest rate, percentage										5.00%
Interest expense							2,500,000
Six Month Loan [Member]
Related Party Transaction [Line Items]
Outstanding principal balance of convertible debt									$ 100,000,000
Current related party notes payable							$ 0
Debt instrument term (in years)							6 months
Interest rate, percentage							10.00%
Petrojarl Knarr Fpso [Member] | Convertible Promissory Notes [Member]
Related Party Transaction [Line Items]
Outstanding principal balance of convertible debt							$ 0		$ 100,000,000
Interest rate, percentage							6.50%
Conventional Tanker [Member]
Related Party Transaction [Line Items]
Gain (loss) on contract termination							$ 4,000,000	$ (1,800,000)
Petrojarl I FPSO [Member]
Related Party Transaction [Line Items]
Business acquisition, purchase price				$ 57,000,000
Interest rate, percentage				6.50%
Petrojarl Knarr Fpso [Member]
Related Party Transaction [Line Items]
Business acquisition, purchase price	$ 529,400,000
Affiliated Entity [Member]
Related Party Transaction [Line Items]
Guarantee fee					$ 3,700,000
Affiliated Entity [Member] | Petrojarl Knarr Fpso [Member]
Related Party Transaction [Line Items]
Percentage of noncontrolling interest acquired	100.00%
Business acquisition, purchase price	$ 529,400,000
Affiliated Entity [Member] | Conventional Tankers [Member]
Related Party Transaction [Line Items]
Number of vessels | vessel							1
Affiliated Entity [Member] | Shuttle Tanker [Member]
Related Party Transaction [Line Items]
Number of vessels | vessel							2
Affiliated Entity [Member] | FSO Segment [Member]
Related Party Transaction [Line Items]
Number of vessels | vessel							3
Teekay Corporation [Member] | Petrojarl Knarr Fpso [Member]
Related Party Transaction [Line Items]
Percentage of noncontrolling interest acquired	100.00%
Teekay Corporation [Member] | Affiliated Entity [Member] | Conventional Tanker [Member]
Related Party Transaction [Line Items]
Gain (loss) on contract termination		$ 4,000,000	$ (1,800,000)				$ 4,000,000	$ (1,800,000)
Common Stock [Member] | Subordinated Debt [Member]
Related Party Transaction [Line Items]
Stock issued during period | shares							0.5
Contract Termination [Member] | Affiliated Entity [Member] | Conventional Tankers [Member]
Related Party Transaction [Line Items]
Number of vessels | vessel						3	1